RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2014
RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS
Schedule of the effects of the restatement on the applicable line items within the Group's financial statements

	Consolidated Balance Sheet as of December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Licensed copyrights, net	—	107,708	107,708
Intangible assets, net	51,942	(51,942)	—
Prepayments and other assets	82,300	8,976	91,276
Deferred tax assets, net	7,843	(2,291)	5,552
Total current assets	4,688,455	62,451	4,750,906
Property and equipment, net	222,229	(37,633)	184,596
Licensed copyrights, net	—	259,230	259,230
Intangible assets, net	1,197,671	(306,521)	891,150
Prepayments and other assets	197,856	9,540	207,396
Total non-current assets	5,881,501	(75,384)	5,806,117
Total assets	10,569,956	(12,933)	10,557,023
Advances from customers and deferred revenue	25,081	1,661	26,742
Accrued expenses and other liabilities	1,124,342	(13,636)	1,110,706
Total current liabilities	1,363,248	(11,975)	1,351,273
Deferred tax liabilities	219,519	(2,632)	216,887
Total non-current liabilities	223,589	(2,632)	220,957
Total liabilities	1,586,837	(14,607)	1,572,230
Accumulated deficit	(1,878,454)	45,405	(1,833,049)
Accumulated other comprehensive loss	(199,053)	(43,731)	(242,784)
Total shareholders’ equity	8,983,119	1,674	8,984,793
Total liabilities and shareholders’ equity	10,569,956	(12,933)	10,557,023

	Consolidated Statement of Comprehensive Loss for the year ended December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net revenues	3,028,484	40,510	3,068,994
Cost of revenues	(2,487,421)	(37,558)	(2,524,979)
Gross profit	541,063	2,952	544,015
Product development	(278,015)	(6,566)	(284,581)
Sales and marketing	(681,008)	(10,140)	(691,148)
General and administrative	(261,770)	(5,951)	(267,721)
Total operating expenses	(1,220,793)	(22,657)	(1,243,450)
Government grant income	—	25,489	25,489
Loss from operations	(679,730)	5,784	(673,946)
Other income (loss), net	70,573	(25,489)	45,084
Loss before income taxes	(579,730)	(19,705)	(599,435)
Income tax benefit (expense)	(1,014)	341	(673)
Net loss	(580,744)	(19,364)	(600,108)
Net loss per share, basic and diluted	(0.19)	(0.01)	(0.20)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted	(3.50)	(0.12)	(3.62)
Comprehensive loss attributable to ordinary shareholders	(663,915)	(19,364)	(683,279)

	Consolidated Statement of Comprehensive Loss for the year ended December 31, 2012
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net revenues	1,795,575	114,227	1,909,802
Cost of revenues	(1,499,536)	(92,473)	(1,592,009)
Gross profit	296,039	21,754	317,793
Government grant income	—	10,119	10,119
Loss from operations	(478,665)	31,873	(446,792)
Other income (loss), net	9,757	(10,661)	(904)
Loss before income taxes	(427,419)	21,212	(406,207)
Net loss	(424,003)	21,212	(402,791)
Net loss per share, basic and diluted	(0.18)	0.01	(0.17)
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted	(3.20)	0.16	(3.04)
Other comprehensive loss, net of tax of nil	(7,304)	542	(6,762)
Comprehensive loss attributable to ordinary shareholders	(431,307)	21,754	(409,553)

	Consolidated Statement of Cash Flows for the year ended December 31, 2013
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net loss	(580,744)	(19,364)	(600,108)
Depreciation of fixed assets	111,098	(15,293)	95,805
Amortization of licensed copyrights	—	816,397	816,397
Amortization of intangible assets and capitalized content production costs	788,299	(736,458)	51,841
Barter sublicensing revenue	—	(40,510)	(40,510)
Impairment of long-lived assets	96,071	11,255	107,326
Deferred income tax benefit	(313)	(2,391)	(2,704)
(Increase) decrease of prepayments and other assets	1,441	8,100	9,541
Increase (decrease) of accrued expenses and other liabilities	142,059	(13,636)	128,423
Net cash provided by operating activities	269,483	8,100	277,583
Loans to third parties	—	(8,100)	(8,100)
Acquisition of licensed copyrights	—	(735,001)	(735,001)
Acquisition of intangible assets	(740,581)	735,001	(5,580)
Net cash used in investing activities	(185,024)	(8,100)	(193,124)
Supplemental disclosures of cash flow information:
Acquisition of licensed copyrights included in accounts payable	—	179,414	179,414
Acquisition of intangible assets included in accounts payable	191,711	(179,414)	12,297
Acquisition of licensed copyrights from nonmonetary content exchanges	—	28,669	28,669

	Consolidated Statement of Cash Flows for the year ended December 31, 2012
	As Reported	Adjustments	As Restated
	RMB	RMB	RMB
Net loss	(424,003)	21,212	(402,791)
Amortization of licensed copyrights	—	457,323	457,323
Amortization of intangible assets and capitalized content production costs	416,396	(364,851)	51,545
Barter sublicensing revenue	—	(114,227)	(114,227)
Foreign exchange loss (gain)	469	543	1,012
(Increase) decrease of prepayments and other assets	20,182	15,400	35,582
Net cash provided by operating activities	137,420	15,400	152,820
Loans to third parties	—	(15,400)	(15,400)
Acquisition of licensed copyrights	—	(361,976)	(361,976)
Acquisition of intangible assets	(361,976)	361,976	—
Net cash used in investing activities	(784,193)	(15,400)	(799,593)
Supplemental disclosures of cash flow information:
Acquisition of licensed copyrights included in accounts payable	—	144,302	144,302
Acquisition of intangible assets included in accounts payable	155,464	(144,302)	11,162
Acquisition of licensed copyrights from nonmonetary content exchanges	—	114,861	114,861